Derivative Instruments and Hedging Activities (Details) € in Millions, ₪ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 ILS (₪)
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	$ 58,200,000		$ 58,200,000
Gain (Loss) on derivative instrument	$ 2,900,000	$ 900,000	$ 6,000,000	$ 2.6
Conversion to NIS [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | ₪						₪ 58.4
Conversion to Euro [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | €					€ 13.8